Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

January 28, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	CNI Charter Funds
(File Nos. 333-16093 and 811-7923)

Ladies and Gentlemen:

On behalf of CNI Charter Funds, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 41 to the registration statement of the Trust (the “Amendment”), relating to each of the series of the Trust (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on January 28, 2010, for the purpose of including the financial statements of the Funds and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

The Amendment also includes changes made in response to comments the Registrant received on January 15, 2010 from Ms. Kim Browning of the staff of the Securities and Exchange Commission (the “Staff”) regarding Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on November 18, 2009 pursuant to Rule 485(a) under the 1933 Act (the “485(a) Amendment”), relating to the Funds.  The Staff’s comments and the Registrant’s responses are provided below.

A.	Prospectus Comments

1.	Comment:	Please remove any disclosure regarding voluntary fee waivers from the “Fees and Expenses of the Fund” section of the prospectus. Such disclosure can be moved to any point after Item 8 instead.

Response:	The Registrant has removed any voluntary fee waiver disclosures from the “Fees and Expenses of the Fund” section of the prospectus.

B.	General

2.	Comment:	Please include a “Tandy” representation with any response to these comments.

Response:	The Registrant is furnishing a “Tandy” representation letter as Exhibit A hereto.

Please call Joshua Sterling (202) 373-6556, Alisha Telci (617) 951-8460 or the undersigned at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Michael Glazer

Michael Glazer

Exhibit A
CNI Charter Funds
400 North Roxbury Drive
Beverly Hills, California 90210

January 28, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	CNI Charter Funds
(File Nos. 333-16093 and 811-7923)

Ladies and Gentlemen:

In connection with its review of the Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A for CNI Charter Funds (the “Registrant”), as filed with the Commission on Novemer , 2009 (the “Registration Statement”), the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

CNI Charter Funds

By:         /s/ Richard Weiss _______
Name:        Richard Weiss
Title:           President, Chief Executive Officer